As filed with the Securities and Exchange Commission on June 19, 2013
1933 Act Registration No. 333-71703
1940 Act Registration No. 811-09221

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.
Post-Effective Amendment No. 25	[ X ]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	[ X ]
Amendment No. 27	[ X ]

Community Capital Trust
(formerly, The Community Reinvestment Act Qualified Investment Fund)

(Exact Name of Registrant as Specified in Charter)

2500 Weston Road
Suite 101
Weston, Florida  33331
(Address of Principal Executive Offices)

877-272-1977
Registrant's Telephone Number, including area code

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, Pennsylvania  19103
(Name and Address of Agent for Service)

It is proposed that this post-effective amendment will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester and Commonwealth of Pennsylvania on the 19th of June, 2013.

Community Capital Trust (formerly The Community Reinvestment Act Qualified Investment Fund)
Registrant

/s/ David K. Downes
David K. Downes
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature		Title	Date
/s/ David K. Downes		President	June 19, 2013
David K. Downes
/s/ Joseph H. Hastings		Treasurer	June 19, 2013
Joseph H. Hastings
*John E. Taylor		Trustee and Chairman	June 19, 2013
John E. Taylor
*Burton Emmer		Trustee	June 19, 2013
Burton Emmer
*Irvin M. Henderson		Trustee	June 19, 2013
Irvin M. Henderson
*Robert O. Lehrman		Trustee	June 19, 2013
Robert O. Lehrman
*Heinz Riehl		Trustee	June 19, 2013
Heinz Riehl
/s/ David K. Downes
*By:	David K. Downes Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase